                            SELECT DIMENSIONS LIFE
                            SEPARATE ACCOUNT FIVE
                       HARTFORD LIFE INSURANCE COMPANY

   SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "About Us" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:


                    Effective Date
  Ratings Agency       Of Rating       Rating       Basis of Rating
  --------------    --------------     ------       ---------------
    Fitch              9/19/02          AA       Claims paying ability




 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4098
333-52645